Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (67.0%)
Security Description	Shares	Fair Value ($)
Communication Services (7.1%)
Alphabet, Inc., Class A (a)	2,000	2,931,200
Alphabet, Inc., Class C (a)	11,000	16,165,600
Comcast Corp., Class A	200,000	9,252,000
Facebook, Inc., Class B (a)	22,500	5,892,750
Omnicom Group, Inc.	10,000	495,000
Verizon Communications, Inc.	100,000	5,949,000

		40,685,550

Consumer Discretionary (5.6%)
Autoliv, Inc.	20,000	1,457,600
Lowe’s Cos., Inc.	25,000	4,146,500
NIKE, Inc., Class B	115,000	14,437,100
Ross Stores, Inc.	15,000	1,399,800
Starbucks Corp.	100,000	8,592,000
The Home Depot, Inc.	5,000	1,388,550
The TJX Cos., Inc.	10,000	556,500

		31,978,050

Consumer Staples (6.7%)
Church & Dwight Co., Inc.	50,000	4,685,500
Costco Wholesale Corp.	40,000	14,200,000
Diageo PLC, Sponsored ADR	25,000	3,441,500
McCormick & Co., Inc.	20,000	3,882,000
PepsiCo, Inc.	30,000	4,158,000
Procter & Gamble Co. (The)	25,000	3,474,750
Sysco Corp.	35,000	2,177,700
The Hershey Co.	15,000	2,150,100

		38,169,550

Energy (1.2%)
Chevron Corp.	25,000	1,800,000
ConocoPhillips	45,000	1,477,800
Exxon Mobil Corp.	75,000	2,574,750
Schlumberger NV	50,000	778,000

		6,630,550

Financials (6.4%)
American Express Co.	30,000	3,007,500
Berkshire Hathaway, Inc., Class B (a)	20,000	4,258,800
Chubb Ltd.	15,000	1,741,800
Cincinnati Financial Corp.	60,000	4,678,200
Comerica, Inc.	20,000	765,000
JPMorgan Chase & Co.	80,000	7,701,600
Northern Trust Corp.	40,000	3,118,800
PNC Financial Services Group, Inc.	30,000	3,297,300
State Street Corp.	10,000	593,300
T. Rowe Price Group, Inc.	45,000	5,769,900
U.S. Bancorp	50,000	1,792,500

		36,724,700

Health Care (9.7%)
Amgen, Inc.	5,000	1,270,800
Becton, Dickinson & Co.	35,000	8,143,800
Dentsply Sirona, Inc.	50,000	2,186,500
Edwards Lifesciences Corp. (a)	105,000	8,381,100
Henry Schein, Inc. (a)	10,000	587,800
Johnson & Johnson	50,000	7,444,000
Medtronic PLC	27,500	2,857,800
Merck & Co., Inc.	50,000	4,147,500
Mettler-Toledo International, Inc. (a)	5,000	4,828,750
Stryker Corp.	25,000	5,209,250
UnitedHealth Group, Inc.	17,500	5,455,975
Varian Medical Systems, Inc. (a)	20,000	3,440,000
Waters Corp. (a)	7,500	1,467,600

		55,420,875
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Industrials (7.7%)
3M Co.	32,500	5,205,850
Donaldson Co., Inc.	50,000	2,321,000
Honeywell International, Inc.	15,000	2,469,150
Hubbell, Inc.	40,000	5,473,600
Illinois Tool Works, Inc.	30,000	5,796,300
Union Pacific Corp.	45,000	8,859,150
United Parcel Service, Inc., Class B	54,000	8,998,020
W.W. Grainger, Inc.	15,000	5,351,550

		44,474,620

Information Technology (20.1%)
Accenture PLC, Class A	67,500	15,254,325
Apple, Inc.	310,000	35,901,100
Automatic Data Processing, Inc.	81,000	11,298,690
Cisco Systems, Inc.	65,000	2,560,350
Microsoft Corp.	145,000	30,497,850
Oracle Corp.	100,000	5,970,000
Visa, Inc., Class A	70,000	13,997,900

		115,480,215

Materials (1.4%)
Air Products & Chemicals, Inc.	15,000	4,467,900
AptarGroup, Inc.	32,500	3,679,000

		8,146,900

Utilities (1.1%)
Consolidated Edison, Inc.	20,000	1,556,000
Eversource Energy	60,000	5,013,000

		6,569,000

TOTAL COMMON STOCKS (Cost $128,495,364)		384,280,010

CORPORATE BONDS (3.1%)

Communication Services (0.2%)
Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	900,000	1,106,146

Financials (1.6%)
American Express Co., 2.65%, 12/2/22	1,926,000	2,018,316
Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	2,000,000	2,235,481
Cincinnati Financial Corp., 6.92%, 5/15/28	500,000	664,520
JPMorgan Chase & Co., 3.90%, 7/15/25, Callable 4/15/25 @ 100	1,000,000	1,132,315
JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	1,000,000	1,161,342
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	2,229,147
		9,441,121

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,028,003

Industrials (0.2%)
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,090,237

Information Technology (0.9%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,812,573
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	2,240,280
		5,052,853

TOTAL CORPORATE BONDS (Cost $16,252,659)		17,718,360

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
September 30, 2020 (Unaudited)

MUNICIPAL BONDS (3.9%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Massachusetts (3.9%)
City of Newton Massachusetts, GO, 2.00%, 2/15/36, Callable 2/15/29 @ 100	545,000	551,763
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, 4.00%, 6/1/36, Callable 12/1/27 @ 100	500,000	580,690
Commonwealth of Massachusetts, GO, Series C, 5.50%, 12/1/22, AGM	600,000	669,522
Commonwealth of Massachusetts, GO, Series C, 4.00%, 7/1/31, Callable 7/1/22 @ 100	1,000,000	1,055,620
Commonwealth of Massachusetts, GO, Series A, 5.00%, 3/1/32, Callable 3/1/24 @ 100	200,000	230,962
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	7,550,000	8,430,782
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	5,000,000	5,558,650
Commonwealth of Massachusetts, GO, Series B, 5.00%, 4/1/37, Callable 4/1/27 @ 100	250,000	306,968
Commonwealth of Massachusetts, GO, Series E, 4.00%, 9/1/37, Callable 9/1/25 @ 100	1,600,000	1,811,776
Commonwealth of Massachusetts, GO, Series B, 5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	315,471
Commonwealth of Massachusetts, GO, Series A, 5.00%, 1/1/43, Callable 1/1/28 @ 100	250,000	307,335
Commonwealth of Massachusetts, GO, Series C, 5.00%, 5/1/46, Callable 5/1/29 @ 100	2,000,000	2,511,340
		22,330,879

Washington (0.0%)NM
State of Washington, Series A, 5.00%, 8/1/35, Callable 8/1/23 @ 100	250,000	282,018

TOTAL MUNICIPAL BONDS (Cost $21,325,410)		22,612,897

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (24.0%)

Federal Farm Credit Bank (2.4%)
2.85%, 3/2/28	2,400,000	2,775,529
2.95%, 1/27/25	2,000,000	2,223,675
3.14%, 12/5/29	2,500,000	3,002,910
3.39%, 2/1/28	2,000,000	2,387,783
3.85%, 12/26/25	2,770,000	3,255,587
		13,645,484
Federal Home Loan Bank (2.7%)
2.38%, 3/13/26	6,000,000	6,615,544
2.50%, 12/10/27	1,500,000	1,694,291
2.63%, 6/11/27	1,500,000	1,698,228
2.88%, 9/13/24	2,500,000	2,765,012
3.50%, 9/24/29	2,000,000	2,451,841
		15,224,916
U.S. Treasury Bill (5.7%)
0.10%, 3/25/21	32,500,000	32,484,596
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (13.2%)
1.63%, 8/15/29	30,000,000	32,676,563
2.75%, 2/15/24	40,000,000	43,482,812
		76,159,375
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $129,519,508)		137,514,371

INVESTMENT COMPANIES (1.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (c)	11,190,103	11,190,103
TOTAL INVESTMENT COMPANIES (Cost $11,190,103)		11,190,103

Total Investments (Cost $306,783,044) — 99.9%		573,315,741
Other assets in excess of liabilities — 0.1%		657,986
NET ASSETS — 100.0%		$573,973,727

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 2.44% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of September 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Equity Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)
Communication Services (10.4%)
Alphabet, Inc., Class A (a)	750	1,099,200
Alphabet, Inc., Class C (a)	5,250	7,715,400
Comcast Corp., Class A	65,000	3,006,900
Facebook, Inc., Class B (a)	8,500	2,226,150
Omnicom Group, Inc.	5,000	247,500
Verizon Communications, Inc.	25,000	1,487,250

		15,782,400

Consumer Discretionary (7.3%)
Autoliv, Inc.	10,000	728,800
Lowe’s Cos., Inc.	10,000	1,658,600
NIKE, Inc., Class B	30,000	3,766,200
Ross Stores, Inc.	7,000	653,240
Starbucks Corp.	40,000	3,436,800
The Home Depot, Inc.	3,000	833,130

		11,076,770

Consumer Staples (9.6%)
Church & Dwight Co., Inc.	15,000	1,405,650
Costco Wholesale Corp.	15,000	5,325,000
Diageo PLC, Sponsored ADR	7,500	1,032,450
McCormick & Co., Inc.	7,000	1,358,700
PepsiCo, Inc.	10,000	1,386,000
Procter & Gamble Co. (The)	10,000	1,389,900
Sysco Corp.	20,000	1,244,400
The Hershey Co.	10,000	1,433,400

		14,575,500

Energy (1.3%)
Chevron Corp.	7,500	540,000
ConocoPhillips	5,000	164,200
Exxon Mobil Corp.	17,500	600,775
Schlumberger NV	40,000	622,400

		1,927,375

Financials (10.6%)
American Express Co.	15,000	1,503,750
Berkshire Hathaway, Inc., Class B (a)	10,000	2,129,400
Chubb Ltd.	10,000	1,161,200
Cincinnati Financial Corp.	20,000	1,559,400
Commerce Bancshares, Inc.	3,050	171,685
JPMorgan Chase & Co.	30,000	2,888,100
Northern Trust Corp.	17,500	1,364,475
PNC Financial Services Group, Inc.	17,500	1,923,425
T. Rowe Price Group, Inc.	20,000	2,564,400
U.S. Bancorp	25,000	896,250

		16,162,085

Health Care (13.9%)
Becton, Dickinson & Co.	15,000	3,490,200
Dentsply Sirona, Inc.	25,000	1,093,250
Edwards Lifesciences Corp. (a)	22,500	1,795,950
Henry Schein, Inc. (a)	7,500	440,850
Johnson & Johnson	17,500	2,605,400
Medtronic PLC	10,000	1,039,200
Merck & Co., Inc.	17,500	1,451,625
Mettler-Toledo International, Inc. (a)	1,500	1,448,625
Stryker Corp.	12,000	2,500,440
UnitedHealth Group, Inc.	14,000	4,364,780
Varian Medical Systems, Inc. (a)	5,000	860,000

		21,090,320

Industrials (13.6%)
3M Co.	10,000	1,601,800
Deere & Co.	10,000	2,216,300
Donaldson Co., Inc.	20,000	928,400

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Honeywell International, Inc.	10,000	1,646,100
Hubbell, Inc.	15,000	2,052,600
Illinois Tool Works, Inc.	15,000	2,898,150
Union Pacific Corp.	22,500	4,429,575
United Parcel Service, Inc., Class B	15,000	2,499,450
W.W. Grainger, Inc.	7,000	2,497,390

		20,769,765

Information Technology (28.1%)
Accenture PLC, Class A	25,000	5,649,750
Apple, Inc.	114,000	13,202,340
Automatic Data Processing, Inc.	20,000	2,789,800
Cisco Systems, Inc.	30,000	1,181,700
Intel Corp.	10,000	517,800
Microsoft Corp.	55,000	11,568,150
Oracle Corp.	40,000	2,388,000
Visa, Inc., Class A	28,000	5,599,160

		42,896,700

Materials (2.5%)
Air Products & Chemicals, Inc.	5,000	1,489,300
AptarGroup, Inc.	10,000	1,132,000
PPG Industries, Inc.	10,000	1,220,800

		3,842,100

Utilities (1.9%)
Consolidated Edison, Inc.	10,000	778,000
Eversource Energy	25,000	2,088,750

		2,866,750

TOTAL COMMON STOCKS (Cost $55,546,666)		150,989,765

INVESTMENT COMPANIES (0.8%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	1,154,782	1,154,782
TOTAL INVESTMENT COMPANIES (Cost $1,154,782)		1,154,782

Total Investments (Cost $56,701,448) — 100.0%		152,144,547
Other assets in excess of liabilities — 0.0%		29,927
NET ASSETS — 100.0%		$152,174,474

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

ADR	American Depositary Receipt
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Midcap Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)
Communication Services (0.8%)
Omnicom Group, Inc.	20,575	1,018,463

		1,018,463

Consumer Discretionary (11.4%)
AutoZone, Inc. (a)	1,100	1,295,404
Carter’s, Inc.	15,350	1,329,003
Dunkin’ Brands Group, Inc.	23,625	1,935,124
eBay, Inc.	39,750	2,070,975
Hyatt Hotels Corp., Class A	24,325	1,298,225
O’Reilly Automotive, Inc. (a)	3,325	1,533,091
Ross Stores, Inc.	19,425	1,812,741
Service Corporation International	28,675	1,209,512
Tractor Supply Co.	13,875	1,988,842

		14,472,917

Consumer Staples (5.7%)
Church & Dwight Co., Inc.	15,175	1,422,049
Lancaster Colony Corp.	6,100	1,090,680
Sysco Corp.	17,050	1,060,851
The Hershey Co.	14,100	2,021,094
The JM Smucker Co.	14,255	1,646,738

		7,241,412

Energy (0.8%)
Baker Hughes Co.	78,475	1,042,933

		1,042,933

Financials (12.7%)
Brown & Brown, Inc.	26,925	1,218,895
CBOE Global Markets, Inc.	18,375	1,612,223
Eaton Vance Corp.	44,050	1,680,508
Everest Re Group Ltd.	5,800	1,145,732
FactSet Research Systems, Inc.	7,300	2,444,623
M&T Bank Corp.	21,700	1,998,353
Northern Trust Corp.	26,575	2,072,052
SEI Investments Co.	33,700	1,709,264
Signature Bank	8,700	722,013
T. Rowe Price Group, Inc.	12,025	1,541,846

		16,145,509

Health Care (13.5%)
Agilent Technologies, Inc.	17,075	1,723,551
Cerner Corp.	23,450	1,695,201
Henry Schein, Inc. (a)	19,275	1,132,984
Hill-Rom Holdings, Inc.	17,900	1,494,829
Laboratory Corp. of America Holdings (a)	5,925	1,115,500
Mettler-Toledo International, Inc. (a)	1,310	1,265,133
Steris PLC	12,025	2,118,684
Teleflex, Inc.	3,475	1,182,960
The Cooper Companies., Inc.	5,400	1,820,447
Waters Corp. (a)	10,950	2,142,695
Zimmer Biomet Holdings, Inc.	10,275	1,398,839

		17,090,823

Industrials (13.3%)
AMETEK, Inc.	18,775	1,866,235
AO Smith Corp.	26,700	1,409,760
Cummins, Inc.	8,050	1,699,838
Donaldson Co., Inc.	37,300	1,731,465
Expeditors International of Washington, Inc.	17,800	1,611,256
Hubbell, Inc.	12,200	1,669,448
Lincoln Electric Holdings, Inc.	13,675	1,258,647
Masco Corp.	31,575	1,740,730
Nordson Corp.	6,800	1,304,376
The Middleby Corp. (a)	13,700	1,229,027

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Verisk Analytics, Inc.	7,300	1,352,763

		16,873,545

Information Technology (21.6%)
Akamai Technologies, Inc. (a)	15,425	1,705,079
Amdocs Ltd.	21,450	1,231,445
Amphenol Corp., Class A	17,275	1,870,364
ANSYS, Inc. (a)	4,100	1,341,643
Aspen Technology, Inc. (a)	16,325	2,066,581
Broadridge Finance Solutions, Inc.	12,400	1,636,800
CDK Global, Inc.	26,850	1,170,392
Check Point Software Technologies Ltd. (a)	13,400	1,612,556
Citrix Systems, Inc.	14,450	1,989,909
Cognizant Technology Solutions Corp., Class A	16,575	1,150,637
Dolby Laboratories, Inc., Class A	21,550	1,428,334
F5 Networks, Inc. (a)	12,350	1,516,210
IPG Photonics Corp. (a)	7,750	1,317,268
Juniper Networks, Inc.	51,450	1,106,175
Paychex, Inc.	35,600	2,839,811
TE Connectivity Ltd.	20,700	2,023,218
Xilinx, Inc.	11,950	1,245,668

		27,252,090

Materials (5.5%)
AptarGroup, Inc.	15,225	1,723,470
Avery Dennison Corp.	15,525	1,984,716
Packaging Corporation of America	13,475	1,469,449
RPM International, Inc.	21,625	1,791,415

		6,969,050

Real Estate (5.8%)
Alexandria Real Estate Equities, Inc.	7,800	1,248,000
AvalonBay Communities, Inc.	7,975	1,190,987
Camden Property Trust	13,300	1,183,434
Host Hotels & Resorts, Inc.	97,550	1,052,565
Jones Lang LaSalle, Inc.	12,025	1,150,312
Realty Income Corp.	24,800	1,506,599

		7,331,897

Utilities (7.3%)
American Water Works Co., Inc.	9,475	1,372,738
Atmos Energy Corp.	13,925	1,331,091
Consolidated Edison, Inc.	20,925	1,627,965
Eversource Energy	36,350	3,037,043
ONE Gas, Inc.	26,600	1,835,665

		9,204,502

TOTAL COMMON STOCKS (Cost $97,357,400)		124,643,141

INVESTMENT COMPANIES (1.5%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	1,889,728	1,889,728
TOTAL INVESTMENT COMPANIES (Cost $1,889,728)		1,889,728

Total Investments (Cost $99,247,128) — 99.9%		126,532,869
Other assets in excess of liabilities — 0.1%		106,976
NET ASSETS — 100.0%		$126,639,845

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (98.7%)
Security Description	Shares	Fair Value ($)

Communication Services (1.7%)
Interpublic Group of Cos., Inc.	117,450	1,957,892
Omnicom Group, Inc.	24,610	1,218,195

		3,176,087

Consumer Discretionary (11.3%)
Carter’s, Inc.	23,930	2,071,859
Choice Hotels International, Inc.	15,505	1,332,810
Columbia Sportswear Co.	15,700	1,365,586
Dorman Products, Inc. (a)	23,860	2,156,467
Dunkin’ Brands Group, Inc.	48,620	3,982,465
Service Corporation International	71,850	3,030,633
Texas Roadhouse, Inc.	30,100	1,829,779
Tractor Supply Co.	17,105	2,451,831
Williams Sonoma, Inc.	31,565	2,854,738

		21,076,168

Consumer Staples (5.2%)
Flowers Foods, Inc.	113,870	2,770,457
Lamb Weston Holdings, Inc.	22,880	1,516,258
Lancaster Colony Corp.	10,475	1,872,930
The JM Smucker Co.	30,040	3,470,221

		9,629,866

Energy (1.1%)
Cactus, Inc., Class A	47,525	912,005
Helmerich & Payne, Inc.	76,465	1,120,212

		2,032,217

Financials (13.1%)
American Financial Group, Inc.	21,260	1,423,995
Brown & Brown, Inc.	43,380	1,963,812
CBOE Global Markets, Inc.	16,685	1,463,942
Cohen & Steers, Inc.	30,900	1,722,366
East West Bancorp, Inc.	45,870	1,501,784
Eaton Vance Corp.	74,970	2,860,106
FactSet Research Systems, Inc.	8,960	3,000,524
First Hawaiian, Inc.	48,680	704,400
M&T Bank Corp.	21,760	2,003,878
SEI Investments Co.	50,850	2,579,112
Signature Bank	20,500	1,701,295
SVB Financial Group (a)	9,100	2,189,642
UMB Financial Corp.	26,870	1,316,899

		24,431,755

Health Care (17.7%)
Charles River Laboratories International, Inc. (a)	15,725	3,560,926
Chemed Corp.	6,745	3,239,961
Dentsply Sirona, Inc.	56,735	2,481,022
Henry Schein, Inc. (a)	30,045	1,766,045
Hill-Rom Holdings, Inc.	35,095	2,930,783
Masimo Corp. (a)	8,090	1,909,725
Medpace Holdings, Inc. (a)	26,375	2,947,406
PerkinElmer, Inc.	30,485	3,826,173
Steris PLC	22,230	3,916,704
The Cooper Companies., Inc.	10,095	3,403,226
Waters Corp. (a)	15,810	3,093,701

		33,075,672

Industrials (15.7%)
AO Smith Corp.	50,210	2,651,088
Applied Industrial Technologies, Inc.	32,965	1,816,372
C.H. Robinson Worldwide, Inc.	19,640	2,007,012
Donaldson Co., Inc.	57,135	2,652,206
Expeditors International of Washington, Inc.	35,015	3,169,557
Hubbell, Inc.	23,530	3,219,845
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
IDEX Corp.	7,625	1,390,876
Lincoln Electric Holdings, Inc.	23,420	2,155,577
Masco Corp.	47,070	2,594,969
Nordson Corp.	9,230	1,770,499
Sensata Technologies Holding PLC (a)	35,785	1,543,765
The Middleby Corp. (a)	17,215	1,544,358
UniFirst Corp.	14,635	2,771,430

		29,287,554

Information Technology (15.8%)
Akamai Technologies, Inc. (a)	24,555	2,714,310
Amdocs Ltd.	21,260	1,220,537
Aspen Technology, Inc. (a)	26,350	3,335,647
CDK Global, Inc.	38,275	1,668,407
Citrix Systems, Inc.	18,580	2,558,652
Dolby Laboratories, Inc., Class A	26,450	1,753,106
F5 Networks, Inc. (a)	16,585	2,036,140
IPG Photonics Corp. (a)	19,320	3,283,820
Jack Henry & Associates, Inc.	9,570	1,555,986
Juniper Networks, Inc.	75,485	1,622,928
Manhattan Associates, Inc. (a)	32,215	3,076,210
NetApp, Inc.	42,080	1,844,787
Progress Software Corp.	79,400	2,912,392

		29,582,922

Materials (6.1%)
AptarGroup, Inc.	22,670	2,566,244
Avery Dennison Corp.	21,590	2,760,065
Packaging Corporation of America	23,950	2,611,748
RPM International, Inc.	42,080	3,485,907

		11,423,964

Real Estate (7.1%)
Camden Property Trust	23,640	2,103,487
CoreSite Realty Corp.	22,340	2,655,778
CubeSmart	47,070	1,520,832
Cyrusone, Inc.	18,020	1,261,941
Host Hotels & Resorts, Inc.	138,920	1,498,947
Jones Lang LaSalle, Inc.	15,955	1,526,255
Lamar Advertising Co., Class A	26,010	1,721,082
STAG Industrial, Inc.	34,175	1,041,996

		13,330,318

Utilities (3.9%)
Atmos Energy Corp.	33,790	3,229,986
New Jersey Resources Corp.	48,470	1,309,659
ONE Gas, Inc.	40,280	2,779,723

		7,319,368

TOTAL COMMON STOCKS (Cost $167,380,110)		184,365,891

INVESTMENT COMPANIES (1.4%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	2,543,894	2,543,894
TOTAL INVESTMENT COMPANIES (Cost $2,543,894)		2,543,894

Total Investments (Cost $169,924,004) — 100.1%		186,909,785
Liabilities in excess of other assets — (0.1)%		(94,247)
NET ASSETS — 100.0%		$186,815,538

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Small Cap Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (98.2%)
Security Description	Shares	Fair Value ($)
Consumer Discretionary (11.5%)
Carter’s, Inc.	61,160	5,295,233
Choice Hotels International, Inc.	47,800	4,108,888
Columbia Sportswear Co.	63,480	5,521,490
Dorman Products, Inc. (a)	62,910	5,685,806
Dunkin’ Brands Group, Inc.	123,500	10,115,885
Monro, Inc.	80,645	3,271,768
Nordstrom, Inc.	173,290	2,065,617
Texas Roadhouse, Inc.	112,010	6,809,088
TopBuild Corp. (a)	17,175	2,931,601
Williams Sonoma, Inc.	76,970	6,961,166

		52,766,542

Consumer Staples (4.3%)
Flowers Foods, Inc.	350,700	8,532,531
Lancaster Colony Corp.	39,530	7,067,964
Tootsie Roll Industries, Inc.	140,280	4,334,652

		19,935,147

Energy (1.2%)
Cactus, Inc., Class A	118,265	2,269,505
Helmerich & Payne, Inc.	215,280	3,153,852

		5,423,357

Financials (14.3%)
1st Source Corp.	80,470	2,481,695
Bank of Hawaii Corp.	47,755	2,412,583
Bank of Marin Bancorp	32,485	940,766
Bryn Mawr Bank Corp.	73,450	1,826,702
Camden National Corp.	59,015	1,783,728
Cathay General Bancorp	143,345	3,107,720
Cohen & Steers, Inc.	117,830	6,567,844
East West Bancorp, Inc.	101,650	3,328,021
Eaton Vance Corp.	190,240	7,257,656
First Hawaiian, Inc.	174,590	2,526,317
German American Bancorp	59,950	1,627,043
Green Dot Corp., Class A (a)	75,300	3,810,933
Independent Bank Corp.	41,595	2,178,746
Lakeland Financial Corp.	121,575	5,008,889
Morningstar, Inc.	44,570	7,158,388
Signature Bank	51,110	4,241,619
Tompkins Financial Corp.	53,000	3,010,930
UMB Financial Corp.	83,105	4,072,976
Washington Trust Bancorp, Inc.	72,220	2,214,265

		65,556,821

Health Care (19.2%)
Anika Therapeutics, Inc. (a)	102,330	3,621,459
Atrion Corp.	7,210	4,513,460
Bruker Corp.	168,120	6,682,770
Cantel Medical Corp.	155,760	6,844,094
CorVel Corp. (a)	94,890	8,106,452
Ensign Group, Inc.	90,325	5,153,945
Globus Medical, Inc., Class A (a)	140,930	6,978,854
Haemonetics Corp. (a)	66,010	5,759,373
Hill-Rom Holdings, Inc.	100,060	8,356,010
HMS Holdings Corp. (a)	178,460	4,274,117
ICU Medical, Inc. (a)	29,950	5,473,662
Medpace Holdings, Inc. (a)	72,605	8,113,609
Premier, Inc.	209,685	6,883,959
U.S. Physical Therapy, Inc.	90,345	7,849,173

		88,610,937

Industrials (17.5%)
Applied Industrial Technologies, Inc.	117,920	6,497,392
Donaldson Co., Inc.	168,120	7,804,129
Douglas Dynamics, Inc.	91,460	3,127,932
Forward Air Corp.	101,610	5,830,382
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Franklin Electric Co., Inc.	94,090	5,535,315
Insperity, Inc.	34,650	2,269,229
Kadant, Inc.	10,825	1,186,637
Landstar System, Inc.	67,430	8,461,791
Lincoln Electric Holdings, Inc.	86,330	7,945,812
Tennant Co.	71,030	4,287,371
The Middleby Corp. (a)	60,170	5,397,851
UniFirst Corp.	49,305	9,336,888
Valmont Industries, Inc.	40,280	5,001,970
Watts Water Technologies, Inc., Class A	74,270	7,438,141

		80,120,840

Information Technology (15.5%)
Badger Meter, Inc.	82,390	5,385,835
Coherent, Inc. (a)	41,595	4,614,133
CSG Systems International, Inc.	199,305	8,161,540
ExlService Holdings, Inc. (a)	83,105	5,482,437
InterDigital, Inc.	75,300	4,296,618
Manhattan Associates, Inc. (a)	107,145	10,231,276
NETGEAR, Inc. (a)	121,575	3,746,942
NIC, Inc.	426,235	8,396,829
Power Integrations, Inc.	168,580	9,339,332
Progress Software Corp.	184,630	6,772,228
Teradata Corp. (a)	206,310	4,683,237

		71,110,407

Materials (4.2%)
Minerals Technologies, Inc.	94,090	4,807,999
Sensient Technologies Corp.	110,370	6,372,764
Silgan Holdings, Inc.	215,035	7,906,837

		19,087,600

Real Estate (5.2%)
CoreSite Realty Corp.	72,280	8,592,646
CubeSmart	156,790	5,065,885
Jones Lang LaSalle, Inc.	35,330	3,379,668
Physicians Realty Trust	195,910	3,508,748
STAG Industrial, Inc.	107,180	3,267,918

		23,814,865

Utilities (5.3%)
Chesapeake Utilities Corp.	69,850	5,888,355
Hawaiian Electric Industries, Inc.	94,890	3,154,144
New Jersey Resources Corp.	211,450	5,713,379
ONE Gas, Inc.	83,105	5,735,076
Unitil Corp.	96,200	3,717,168

		24,208,122

TOTAL COMMON STOCKS (Cost $410,101,957)		450,634,638

INVESTMENT COMPANIES (2.3%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	10,560,293	10,560,293
TOTAL INVESTMENT COMPANIES (Cost $10,560,293)		10,560,293

Total Investments (Cost $420,662,250) — 100.5%		461,194,931
Liabilities in excess of other assets — (0.5)%		(2,156,342)
NET ASSETS — 100.0%		$459,038,589

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (65.1%)
Security Description	Shares	Fair Value ($)
Communication Services (7.0%)
Alphabet, Inc., Class A (a)	1,000	1,465,600
Alphabet, Inc., Class C (a)	2,450	3,600,520
Charter Communications, Inc., Class A (a)	2,445	1,526,511
Comcast Corp., Class A	26,000	1,202,760
Electronic Arts, Inc. (a)	7,000	912,870
The Walt Disney Co.	8,500	1,054,680
Verizon Communications, Inc.	32,500	1,933,425

		11,696,366

Consumer Discretionary (5.8%)
AutoZone, Inc. (a)	800	942,112
Dollar General Corp.	7,000	1,467,340
McDonald’s Corp.	5,500	1,207,195
NIKE, Inc., Class B	18,000	2,259,720
Ross Stores, Inc.	13,000	1,213,160
Starbucks Corp.	18,000	1,546,560
The Home Depot, Inc.	4,000	1,110,840

		9,746,927

Consumer Staples (5.6%)
Church & Dwight Co., Inc.	8,500	796,535
Colgate-Palmolive Co.	15,000	1,157,250
Costco Wholesale Corp.	6,500	2,307,500
Estee Lauder Cos., Inc., Class A	6,000	1,309,500
PepsiCo, Inc.	12,000	1,663,200
Procter & Gamble Co. (The)	6,000	833,940
The Clorox Co.	2,000	420,340
The Hershey Co.	6,500	931,710

		9,419,975

Energy (1.0%)
ConocoPhillips	49,000	1,609,160

		1,609,160

Financials (6.1%)
American Express Co.	11,000	1,102,750
Chubb Ltd.	6,500	754,780
Cincinnati Financial Corp.	13,500	1,052,595
Commerce Bancshares, Inc.	12,000	675,480
JPMorgan Chase & Co.	20,000	1,925,400
Northern Trust Corp.	13,500	1,052,595
PNC Financial Services Group, Inc.	11,500	1,263,965
T. Rowe Price Group, Inc.	10,000	1,282,200
U.S. Bancorp	30,000	1,075,500

		10,185,265

Health Care (10.9%)
Amgen, Inc.	4,000	1,016,640
Becton, Dickinson & Co.	7,250	1,686,930
Cerner Corp.	10,000	722,900
Danaher Corp.	5,000	1,076,650
Intuitive Surgical, Inc. (a)	1,700	1,206,218
Johnson & Johnson	8,250	1,228,260
Medtronic PLC	18,000	1,870,560
Merck & Co., Inc.	15,000	1,244,250
Mettler-Toledo International, Inc. (a)	1,400	1,352,050
Stryker Corp.	9,250	1,927,422
The Cooper Companies., Inc.	2,600	876,512
UnitedHealth Group, Inc.	6,750	2,104,448
Varian Medical Systems, Inc. (a)	4,500	774,000
Waters Corp. (a)	5,500	1,076,240

		18,163,080

Industrials (7.3%)
3M Co.	8,500	1,361,530
Cummins, Inc.	5,500	1,161,380
COMMON STOCKS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Industrials, continued
Deere & Co.	6,500	1,440,595
Donaldson Co., Inc.	20,000	928,400
Hubbell, Inc.	9,500	1,299,980
Illinois Tool Works, Inc.	5,000	966,050
Lincoln Electric Holdings, Inc.	5,000	460,200
Union Pacific Corp.	9,500	1,870,265
United Parcel Service, Inc., Class B	9,500	1,582,985
W.W. Grainger, Inc.	3,000	1,070,310

		12,141,695

Information Technology (16.8%)
Accenture PLC, Class A	12,000	2,711,880
Akamai Technologies, Inc. (a)	9,500	1,050,130
Analog Devices, Inc.	7,500	875,550
Apple, Inc.	66,000	7,643,460
Automatic Data Processing, Inc.	13,000	1,813,370
Cisco Systems, Inc.	37,000	1,457,430
Intel Corp.	25,000	1,294,500
Microsoft Corp.	30,000	6,309,900
Oracle Corp.	37,000	2,208,900
Visa, Inc., Class A	13,500	2,699,595

		28,064,715

Materials (2.2%)
Air Products & Chemicals, Inc.	5,000	1,489,300
AptarGroup, Inc.	10,500	1,188,600
PPG Industries, Inc.	8,000	976,640

		3,654,540

Utilities (2.4%)
Atmos Energy Corp.	8,000	764,720
Consolidated Edison, Inc.	15,000	1,167,000
Eversource Energy	24,000	2,005,200

		3,936,920

TOTAL COMMON STOCKS (Cost $53,503,887)		108,618,643

CERTIFICATE OF DEPOSIT (0.1%)

Certificate of Deposit (0.1%)
Self-Help Federal Credit Union, 1.90%, 12/20/21 (b)	200,000	204,446
TOTAL CERTIFICATE OF DEPOSIT (Cost $200,000)		204,446

CORPORATE BONDS (4.7%)

Communication Services (0.3%)
Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	250,000	283,014
Comcast Corp., 3.95%, 10/15/25, Callable 8/15/25 @ 100	250,000	287,271
		570,285

Consumer Discretionary (0.6%)
NIKE, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	500,000	556,918
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	379,238
		936,156

Financials (1.2%)
American Express Co., 2.65%, 12/2/22	287,000	300,756

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
September 30, 2020 (Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Financials, continued
John Deere Capital Corp., 2.80%, 7/18/29	350,000	391,351
John Deere Capital Corp., 2.95%, 4/1/22, MTN	150,000	155,913
JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	500,000	550,674
KFW, 1.88%, 11/30/20	250,000	250,681
The Toronto-Dominion Bank, 3.50%, 7/19/23, MTN	350,000	380,293
		2,029,668

Health Care (0.7%)
Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	100,000	109,368
Healthcare Corp., 1.15%, 6/15/25, Callable 5/15/25 @ 100	100,000	101,369
Kaiser Foundation Hospitals, 3.15%, 5/1/27, Callable 2/1/27 @ 100	250,000	280,434
Merck & Co., Inc., 3.88%, 1/15/21, Callable 11/9/20 @ 100	150,000	150,404
Pfizer, Inc., 3.40%, 5/15/24	100,000	109,954
Stryker Corp., 3.50%, 3/15/26, Callable 12/15/25 @ 100	300,000	338,794
		1,090,323

Industrials (0.7%)
3M Co., 3.00%, 8/7/25	250,000	278,212
Emerson Electric Co., 2.63%, 2/15/23, Callable 11/15/22 @ 100	200,000	209,664
Hubbell, Inc., 3.35%, 3/1/26, Callable 12/1/25 @ 100	145,000	156,885
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	150,000	163,536
Hubbell, Inc., 3.63%, 11/15/22	75,000	79,259
United Parcel Service, Inc., 2.40%, 11/15/26, Callable 8/15/26 @ 100	200,000	219,909
		1,107,465

Information Technology (1.1%)
Apple, Inc., 2.20%, 9/11/29, Callable 6/11/29 @ 100	350,000	376,991
Apple, Inc., 2.85%, 2/23/23, Callable 12/23/22 @ 100	150,000	158,350
Apple, Inc., 3.00%, 6/20/27, Callable 3/20/27 @ 100	200,000	225,899
Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	100,000	112,752
Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	150,000	171,231
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	200,000	214,635
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	328,499
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	275,000	308,039
		1,896,396

Utilities (0.1%)
Midamerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	200,000	223,294
TOTAL CORPORATE BONDS (Cost $7,384,132)		7,853,587
MUNICIPAL BONDS (2.6%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Georgia (0.2%):
State of Georgia, GO, 1.40%, 8/1/33, Callable 8/1/30 @ 100	350,000	353,791

Hawaii (0.3%):
State of Hawaii, GO, 1.87%, 8/1/33, Callable 8/1/30 @ 100	500,000	502,805

Massachusetts (1.8%):
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/35, Callable 5/1/29 @ 100 (b)	1,150,000	1,284,159
Commonwealth of Massachusetts, GO, Series D, 3.00%, 5/1/36, Callable 5/1/29 @ 100 (b)	1,500,000	1,667,595
		2,951,754

New York (0.1%):
New York State Environmental Facilities Corp., Series C, 1.89%, 7/15/22	190,000	194,590

Wisconsin (0.2%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	255,565

TOTAL MUNICIPAL BONDS (Cost $4,035,808)		4,258,505

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (25.0%)

Federal Farm Credit Bank (0.8%)
2.60%, 10/6/22	250,000	262,243
2.75%, 7/16/27	250,000	285,328
2.85%, 3/2/28	750,000	867,353
		1,414,924
Federal Home Loan Bank (3.9%)
2.13%, 3/10/23	1,000,000	1,047,458
2.50%, 3/11/22	200,000	206,817
2.88%, 6/14/24	1,000,000	1,097,149
2.88%, 9/13/24	1,000,000	1,106,005
3.25%, 6/9/23	850,000	918,623
5.25%, 8/15/22	1,000,000	1,094,996
5.50%, 7/15/36	700,000	1,090,846
		6,561,894
Federal National Mortgage Association (3.6%)
1.88%, 9/24/26	1,000,000	1,085,073
2.13%, 4/24/26	1,250,000	1,365,542
2.63%, 9/6/24	3,250,000	3,553,517
		6,004,132
Government National Mortgage Association (0.1%)
4.00%, 9/15/40	20,914	22,398
4.00%, 9/15/41	105,843	114,338
6.50%, 5/15/32	1,335	1,475
		138,211
Housing & Urban Development (0.3%)
2.70%, 8/1/22	491,000	500,844

U.S. Treasury Inflation Index Note (1.5%)
0.25%, 7/15/29	1,012,760	1,134,353
0.50%, 1/15/28	525,120	589,989
0.75%, 7/15/28	516,015	595,199
		2,319,541

Schedule of Portfolio Investments	Boston Trust Walden Balanced Fund
September 30, 2020 (Unaudited)

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)
U.S. Treasury Note (14.8%)
1.63%, 8/15/29	5,000,000	5,446,093
1.75%, 5/15/23	3,000,000	3,126,621
1.88%, 1/31/22	250,000	255,840
2.13%, 11/30/23	2,000,000	2,123,828
2.13%, 5/15/25	3,500,000	3,801,875
2.50%, 2/28/26	750,000	838,096
2.63%, 12/31/23	1,000,000	1,079,531
2.75%, 8/31/23	1,500,000	1,613,350
2.75%, 11/15/23	1,500,000	1,621,055
2.75%, 2/28/25	3,500,000	3,887,460
2.88%, 9/30/23	1,000,000	1,081,250
		24,874,999
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,874,059)		41,814,545

INVESTMENT COMPANIES (3.0%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (c)	4,988,956	4,988,956
TOTAL INVESTMENT COMPANIES (Cost $4,988,956)		4,988,956

Total Investments (Cost $108,986,842) — 100.5%		167,738,682
Liabilities in excess of other assets — (0.5)%		(753,977)
NET ASSETS — 100.0%		$166,984,705

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 1.89% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of September 30, 2020.

GO	General Obligation
MTN	Medium Term Note
PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Equity Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (99.3%)
Security Description	Shares	Fair Value ($)
Communication Services (10.5%)
Alphabet, Inc., Class A (a)	2,700	3,957,120
Alphabet, Inc., Class C (a)	4,700	6,907,120
Charter Communications, Inc., Class A (a)	4,879	3,046,155
Comcast Corp., Class A	66,725	3,086,698
Electronic Arts, Inc. (a)	14,000	1,825,740
The Walt Disney Co.	19,000	2,357,520
Verizon Communications, Inc.	60,000	3,569,400

		24,749,753

Consumer Discretionary (8.4%)
Dollar General Corp.	18,500	3,877,970
McDonald’s Corp.	10,250	2,249,773
NIKE, Inc., Class B	41,000	5,147,140
Ross Stores, Inc.	32,500	3,032,900
Starbucks Corp.	37,000	3,179,040
The Home Depot, Inc.	7,000	1,943,970
The TJX Cos., Inc.	6,000	333,900

		19,764,693

Consumer Staples (8.7%)
Church & Dwight Co., Inc.	10,000	937,100
Colgate-Palmolive Co.	30,000	2,314,500
Costco Wholesale Corp.	16,500	5,857,500
Estee Lauder Cos., Inc., Class A	13,000	2,837,250
PepsiCo, Inc.	30,000	4,158,000
Procter & Gamble Co. (The)	6,500	903,435
The Clorox Co.	6,500	1,366,105
The Hershey Co.	15,000	2,150,100

		20,523,990

Energy (1.2%)
ConocoPhillips	83,000	2,725,720

		2,725,720

Financials (8.9%)
American Express Co.	24,375	2,443,594
Chubb Ltd.	15,000	1,741,800
Cincinnati Financial Corp.	17,550	1,368,374
Discover Financial Services	2,000	115,560
JPMorgan Chase & Co.	45,000	4,332,149
M&T Bank Corp.	5,000	460,450
Northern Trust Corp.	29,500	2,300,115
PNC Financial Services Group, Inc.	29,500	3,242,345
T. Rowe Price Group, Inc.	20,000	2,564,400
U.S. Bancorp	66,000	2,366,100

		20,934,887

Health Care (17.3%)
Amgen, Inc.	7,000	1,779,120
Becton, Dickinson & Co.	16,500	3,839,220
Cerner Corp.	22,000	1,590,380
Danaher Corp.	11,000	2,368,630
Dentsply Sirona, Inc.	15,000	655,950
Intuitive Surgical, Inc. (a)	4,000	2,838,160
Johnson & Johnson	18,000	2,679,840
Medtronic PLC	34,000	3,533,280
Merck & Co., Inc.	33,000	2,737,350
Mettler-Toledo International, Inc. (a)	3,400	3,283,550
Stryker Corp.	21,000	4,375,770
The Cooper Companies., Inc.	5,000	1,685,600
UnitedHealth Group, Inc.	17,000	5,300,090
Varian Medical Systems, Inc. (a)	10,000	1,720,000
Waters Corp. (a)	11,700	2,289,456

		40,676,396
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials (11.5%)
3M Co.	19,500	3,123,510
Cummins, Inc.	11,000	2,322,760
Deere & Co.	14,300	3,169,309
Donaldson Co., Inc.	41,450	1,924,109
Hubbell, Inc.	22,500	3,078,900
Illinois Tool Works, Inc.	16,000	3,091,360
Union Pacific Corp.	23,300	4,587,071
United Parcel Service, Inc., Class B	20,500	3,415,915
W.W. Grainger, Inc.	7,000	2,497,390

		27,210,324

Information Technology (26.1%)
Accenture PLC, Class A	27,000	6,101,730
Akamai Technologies, Inc. (a)	22,000	2,431,880
Analog Devices, Inc.	18,000	2,101,320
Apple, Inc.	148,000	17,139,880
Automatic Data Processing, Inc.	25,850	3,605,817
Cisco Systems, Inc.	74,000	2,914,860
Intel Corp.	42,500	2,200,650
Microsoft Corp.	74,000	15,564,419
Oracle Corp.	60,000	3,582,000
Visa, Inc., Class A	30,000	5,999,100

		61,641,656

Materials (3.1%)
Air Products & Chemicals, Inc.	8,000	2,382,880
AptarGroup, Inc.	26,000	2,943,200
PPG Industries, Inc.	16,000	1,953,280

		7,279,360

Utilities (3.6%)
Atmos Energy Corp.	15,000	1,433,850
Consolidated Edison, Inc.	35,000	2,723,000
Eversource Energy	51,500	4,302,825

		8,459,675

TOTAL COMMON STOCKS (Cost $104,127,493)		233,966,454

INVESTMENT COMPANIES (0.7%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	1,726,758	1,726,758
TOTAL INVESTMENT COMPANIES (Cost $1,726,758)		1,726,758

Total Investments (Cost $105,854,251) — 100.0%		235,693,212
Other assets in excess of liabilities — 0.0%		45,122
NET ASSETS — 100.0%		$235,738,334

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden Mid Cap Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (98.0%)
Security Description	Shares	Fair Value ($)
Communication Services (0.9%)
Omnicom Group, Inc.	12,500	618,750

		618,750

Consumer Discretionary (10.3%)
AutoZone, Inc. (a)	600	706,584
Carter’s, Inc.	8,150	705,627
Dunkin’ Brands Group, Inc.	12,625	1,034,114
eBay, Inc.	20,725	1,079,773
Hyatt Hotels Corp., Class A	14,125	753,851
O’Reilly Automotive, Inc. (a)	1,825	841,471
Ross Stores, Inc.	10,300	961,196
Tractor Supply Co.	7,125	1,021,297

		7,103,913

Consumer Staples (5.8%)
Church & Dwight Co., Inc.	8,250	773,108
Lancaster Colony Corp.	3,375	603,450
Sysco Corp.	10,450	650,199
The Hershey Co.	7,650	1,096,551
The JM Smucker Co.	7,625	880,840

		4,004,148

Energy (0.8%)
Baker Hughes Co.	42,175	560,506

		560,506

Financials (12.9%)
Brown & Brown, Inc.	13,800	624,726
CBOE Global Markets, Inc.	9,800	859,852
Eaton Vance Corp.	23,525	897,479
Everest Re Group Ltd.	3,100	612,374
FactSet Research Systems, Inc.	3,875	1,297,659
M&T Bank Corp.	11,825	1,088,964
Northern Trust Corp.	14,150	1,103,276
SEI Investments Co.	18,625	944,660
Signature Bank	6,000	497,940
T. Rowe Price Group, Inc.	7,650	980,883

		8,907,813

Health Care (12.6%)
Agilent Technologies, Inc.	9,150	923,601
Cerner Corp.	12,525	905,432
Henry Schein, Inc. (a)	10,875	639,233
Hill-Rom Holdings, Inc.	9,550	797,521
Mettler-Toledo International, Inc. (a)	715	690,511
Steris PLC	6,225	1,096,782
Teleflex, Inc.	1,850	629,777
The Cooper Companies., Inc.	3,125	1,053,500
Waters Corp. (a)	5,950	1,164,296
Zimmer Biomet Holdings, Inc.	5,825	793,016

		8,693,669

Industrials (14.2%)
AMETEK, Inc.	9,875	981,575
AO Smith Corp.	17,400	918,720
Cummins, Inc.	4,100	865,756
Donaldson Co., Inc.	21,300	988,745
Expeditors International of Washington, Inc.	11,350	1,027,402
Hubbell, Inc.	6,500	889,460
Lincoln Electric Holdings, Inc.	8,200	754,728
Masco Corp.	19,375	1,068,143
Nordson Corp.	3,800	728,916
The Middleby Corp. (a)	9,100	816,361
Verisk Analytics, Inc.	3,950	731,975

		9,771,781
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Information Technology (20.6%)
Akamai Technologies, Inc. (a)	7,975	881,557
Amdocs Ltd.	11,375	653,039
ANSYS, Inc. (a)	2,150	703,545
Aspen Technology, Inc. (a)	8,725	1,104,497
Broadridge Finance Solutions, Inc.	6,625	874,500
CDK Global, Inc.	14,000	610,260
Check Point Software Technologies Ltd. (a)	7,000	842,380
Citrix Systems, Inc.	8,000	1,101,680
Cognizant Technology Solutions Corp., Class A	11,675	810,479
Dolby Laboratories, Inc., Class A	11,175	740,679
F5 Networks, Inc. (a)	6,650	816,420
IPG Photonics Corp. (a)	5,675	964,580
Juniper Networks, Inc.	32,375	696,063
Paychex, Inc.	20,225	1,613,347
TE Connectivity Ltd.	10,925	1,067,809
Xilinx, Inc.	6,300	656,712

		14,137,547

Materials (5.9%)
AptarGroup, Inc.	8,075	914,090
Avery Dennison Corp.	9,875	1,262,420
Packaging Corporation of America	8,575	935,104
RPM International, Inc.	11,775	975,441

		4,087,055

Real Estate (5.7%)
Alexandria Real Estate Equities, Inc.	4,725	756,000
AvalonBay Communities, Inc.	3,750	560,025
Camden Property Trust	6,975	620,636
Host Hotels & Resorts, Inc.	48,000	517,920
Jones Lang LaSalle, Inc.	6,750	645,705
Realty Income Corp.	14,225	864,168

		3,964,454

Utilities (8.3%)
American Water Works Co., Inc.	6,650	963,452
Atmos Energy Corp.	7,575	724,094
Consolidated Edison, Inc.	15,650	1,217,570
Eversource Energy	22,355	1,867,761
ONE Gas, Inc.	14,200	979,942

		5,752,819

TOTAL COMMON STOCKS (Cost $51,182,939)		67,602,455

INVESTMENT COMPANIES (1.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	1,297,300	1,297,300
TOTAL INVESTMENT COMPANIES (Cost $1,297,300)		1,297,300

Total Investments (Cost $52,480,239) — 99.9%		68,899,755
Other assets in excess of liabilities — 0.1%		72,205
NET ASSETS — 100.0%		$68,971,960

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden SMID Cap Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (99.2%)
Security Description	Shares	Fair Value ($)
Communication Services (1.7%)
Interpublic Group of Cos., Inc.	34,750	579,283
Omnicom Group, Inc.	7,350	363,825

		943,108

Consumer Discretionary (10.7%)
Carter’s, Inc.	7,100	614,718
Choice Hotels International, Inc.	4,440	381,662
Columbia Sportswear Co.	6,050	526,229
Dorman Products, Inc. (a)	7,865	710,839
Dunkin’ Brands Group, Inc.	14,400	1,179,505
Texas Roadhouse, Inc.	10,880	661,395
Tractor Supply Co.	6,630	950,344
Williams Sonoma, Inc.	9,305	841,544

		5,866,236

Consumer Staples (5.2%)
Flowers Foods, Inc.	33,670	819,191
Lamb Weston Holdings, Inc.	6,600	437,382
Lancaster Colony Corp.	3,090	552,492
The JM Smucker Co.	8,900	1,028,128

		2,837,193

Energy (1.1%)
Cactus, Inc., Class A	13,925	267,221
Helmerich & Payne, Inc.	22,395	328,087

		595,308

Financials (13.5%)
American Financial Group, Inc.	6,300	421,974
Brown & Brown, Inc.	12,980	587,605
CBOE Global Markets, Inc.	4,990	437,823
Cohen & Steers, Inc.	9,200	512,808
East West Bancorp, Inc.	13,555	443,791
Eaton Vance Corp.	22,100	843,115
FactSet Research Systems, Inc.	2,675	895,803
First Hawaiian, Inc.	14,565	210,756
M&T Bank Corp.	8,150	750,533
SEI Investments Co.	14,870	754,206
Signature Bank	5,940	492,961
SVB Financial Group (a)	2,675	643,658
UMB Financial Corp.	7,965	390,365

		7,385,398

Health Care (16.6%)
Chemed Corp.	2,040	979,914
Dentsply Sirona, Inc.	19,065	833,712
Henry Schein, Inc. (a)	8,790	516,676
Hill-Rom Holdings, Inc.	10,325	862,241
Masimo Corp. (a)	3,100	731,786
Medpace Holdings, Inc. (a)	7,800	871,650
PerkinElmer, Inc.	9,680	1,214,937
Steris PLC	6,630	1,168,139
The Cooper Companies., Inc.	3,000	1,011,360
Waters Corp. (a)	4,665	912,847

		9,103,262

Industrials (16.9%)
AO Smith Corp.	14,730	777,744
Applied Industrial Technologies, Inc.	9,780	538,878
C.H. Robinson Worldwide, Inc.	7,565	773,067
Donaldson Co., Inc.	16,780	778,927
Expeditors International of Washington, Inc.	10,240	926,925
Hubbell, Inc.	6,680	914,092
IDEX Corp.	3,065	559,087
Lincoln Electric Holdings, Inc.	6,865	631,854
Masco Corp.	13,980	770,717
Nordson Corp.	2,720	521,750
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Industrials, continued
Sensata Technologies Holding PLC (a)	15,495	668,454
The Middleby Corp. (a)	4,990	447,653
UniFirst Corp.	4,915	930,754

		9,239,902

Information Technology (16.3%)
Akamai Technologies, Inc. (a)	7,330	810,258
Amdocs Ltd.	6,265	359,674
Aspen Technology, Inc. (a)	7,840	992,465
CDK Global, Inc.	11,030	480,798
Citrix Systems, Inc.	5,460	751,897
Dolby Laboratories, Inc., Class A	9,755	646,561
F5 Networks, Inc. (a)	5,500	675,235
IPG Photonics Corp. (a)	5,740	975,628
Jack Henry & Associates, Inc.	2,820	458,504
Juniper Networks, Inc.	22,370	480,955
Manhattan Associates, Inc. (a)	9,455	902,858
NetApp, Inc.	12,595	552,165
Progress Software Corp.	23,500	861,980

		8,948,978

Materials (6.1%)
AptarGroup, Inc.	6,615	748,818
Avery Dennison Corp.	6,290	804,114
Packaging Corporation of America	7,040	767,712
RPM International, Inc.	12,330	1,021,417

		3,342,061

Real Estate (7.1%)
Camden Property Trust	6,630	589,937
CoreSite Realty Corp.	6,440	765,588
CubeSmart	13,680	442,001
Cyrusone, Inc.	5,310	371,859
Host Hotels & Resorts, Inc.	40,665	438,775
Jones Lang LaSalle, Inc.	4,640	443,862
Lamar Advertising Co., Class A	7,715	510,502
STAG Industrial, Inc.	10,115	308,406

		3,870,930

Utilities (4.0%)
Atmos Energy Corp.	10,200	975,018
New Jersey Resources Corp.	14,280	385,846
ONE Gas, Inc.	12,100	835,021

		2,195,885

TOTAL COMMON STOCKS (Cost $42,910,636)		54,328,261

INVESTMENT COMPANIES (0.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	514,171	514,171
TOTAL INVESTMENT COMPANIES (Cost $514,171)		514,171

Total Investments (Cost $43,424,807) — 100.1%		54,842,432
Liabilities in excess of other assets — (0.1)%		(49,341)

NET ASSETS — 100.0%		$54,793,091

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
September 30, 2020 (Unaudited)

COMMON STOCKS (97.7%)
Security Description	Shares	Fair Value ($)

Australia (5.6%)
Brambles Ltd.	87,777	660,654
Commonwealth Bank of Australia	8,745	399,603
CSL Ltd.	4,736	975,613
Origin Energy Ltd.	107,000	330,797
Telstra Corp. Ltd.	314,337	626,927
Woodside Petroleum Ltd.	32,433	409,573
		3,403,167

Belgium (0.8%)
Colruyt SA	7,585	492,123
		492,123

Canada (8.8%)
Bank of Montreal	7,173	419,368
BCE, Inc.	11,100	460,374
Canadian National Railway Co.	5,074	540,442
Great-West Lifeco, Inc.	16,290	318,361
Intact Financial Corp.	4,300	460,488
Magna International, Inc.	12,108	554,109
Metro, Inc.	16,495	791,547
Royal Bank of Canada	6,484	455,302
The Bank of Nova Scotia	15,028	624,417
The Toronto-Dominion Bank	15,933	737,771
		5,362,179

Denmark (2.3%)
Novo Nordisk A/S	11,362	789,386
Novozymes A/S	9,400	591,372
		1,380,758

Finland (1.1%)
Kone OYJ	7,661	673,411
		673,411

France (9.8%)
Air Liquide SA	5,794	919,298
Danone SA	9,090	587,879
Dassault Systemes	3,321	619,405
EssilorLuxottica SA	3,331	452,912
Imerys SA	11,869	441,260
Legrand SA	6,214	496,025
L’Oreal SA	2,400	780,869
Publicis Groupe SA	13,743	445,309
Schneider Electric SE	6,500	806,648
Societe BIC SA	7,156	374,642
		5,924,247

Germany (8.4%)
Allianz SE	2,118	406,221
Beiersdorf AG	3,165	359,873
Deutsche Boerse AG	3,056	536,626
Fresenius SE & Co. KGaA	8,895	404,847
Fuchs Petrolub SE	7,320	372,213
Hannover Rueck SE	2,400	372,001
Henkel AG & Co. KGaA	4,900	458,917
Hugo Boss AG	10,219	255,875
Merck KGaA	3,586	523,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,600	406,189
SAP AG	6,310	982,494
		5,078,829

Hong Kong (2.6%)
Hang Lung Properties Ltd.	178,400	454,940
Hang Seng Bank Ltd.	23,220	344,688
MTR Corp. Ltd.	83,900	416,388
Sino Land Co. Ltd.	314,000	365,443
		1,581,459
COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Ireland (0.9%)
Experian PLC	14,071	526,449
		526,449

Israel (1.2%)
Nice Ltd. (a)	3,100	702,816
		702,816

Italy (1.5%)
Snam SpA	90,171	463,584
Terna Rete Elettrica Nazionale SpA	62,748	439,573
		903,157

Japan (22.8%)
Astellas Pharma, Inc.	37,300	555,347
Benesse Holdings, Inc.	14,760	379,041
Canon, Inc.	28,775	477,672
Central Japan Railway Co.	2,515	360,871
Chugai Pharmaceutical Co. Ltd.	12,900	578,958
Daiwa House Industry Co. Ltd.	18,590	477,710
Denso Corp.	8,900	389,899
East Japan Railway Co.	5,000	308,133
Fast Retailing Co. Ltd.	805	505,177
INPEX Corp.	58,800	314,609
JSR Corp.	24,500	581,193
Kao Corp.	5,200	390,264
Kurita Water Industries Ltd.	13,000	429,118
Mitsubishi Estate Co. Ltd.	29,300	442,905
Nippon Telegraph & Telephone Corp.	22,800	466,533
Nitto Denko Corp.	8,200	534,671
Nomura Research Institute Ltd.	19,564	575,069
NTT DOCOMO, Inc.	16,410	608,644
Oracle Corporation Japan	5,100	553,009
Oriental Land Co. Ltd.	3,765	527,524
Sumitomo Mitsui Financial Group, Inc.	14,850	413,277
Sysmex Corp.	5,900	563,141
Terumo Corp.	15,200	605,677
The Chiba Bank Ltd.	82,800	456,999
The Hachijuni Bank Ltd.	104,900	412,757
Tokio Marine Holdings, Inc.	8,300	363,527
Toyota Motor Corp.	9,340	617,831
Trend Micro, Inc.	8,800	537,033
Yamato Holdings Co. Ltd.	19,500	513,368
		13,939,957

Luxembourg (0.5%)
Tenaris SA	62,086	309,442
		309,442

Netherlands (3.4%)
Koninklijke Ahold Delhaize NV	24,599	727,933
Koninklijke Vopak NV	11,512	648,503
Wolters Kluwer NV	7,821	667,643
		2,044,079

Norway (0.6%)
Equinor ASA	27,374	386,538
		386,538

Singapore (1.3%)
ComfortDelGro Corp. Ltd.	273,050	284,018
Singapore Exchange Ltd.	77,200	519,641
		803,659

Spain (2.1%)
Enagas SA	15,598	359,315
Gas Natural SDG SA	22,135	443,784
Industria de Diseno Textil SA	17,437	484,736
		1,287,835

Sweden (2.6%)
Atlas Copco AB, Class A	10,300	490,415
Hennes & Mauritz AB	36,042	621,934

Schedule of Portfolio Investments	Boston Trust Walden International Equity Fund
September 30, 2020 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)
Sweden, continued
Svenska Handelsbanken AB (a)	54,726	459,817
		1,572,166

Switzerland (9.2%)
ABB Ltd.	18,018	456,790
Cie Financiere Richemont SA	9,344	626,038
Givaudan SA	132	569,078
Nestle SA	8,100	961,238
Roche Holding AG	4,150	1,420,213
SGS SA	175	469,194
Sonova Holding AG (a)	2,653	672,950
Zurich Insurance Group AG	1,200	417,336
		5,592,837

United Kingdom (12.2%)
Admiral Group PLC	15,663	528,172
Compass Group PLC	28,893	433,636
Croda International PLC	6,407	517,179
ITV PLC	329,444	285,792
Johnson Matthey PLC	15,576	470,934
London Stock Exchange Group PLC	4,980	569,609
Marks & Spencer Group PLC	318,860	399,202
National Grid PLC	47,157	542,756
Next PLC	5,512	422,349
Reckitt Benckiser Group PLC	5,600	545,859
RELX PLC	19,100	422,697
Sage Group PLC	64,913	601,056
Schroders PLC	8,337	290,498
Smith & Nephew PLC	25,431	495,465
Unilever PLC	9,200	566,778
WPP PLC	37,770	294,918
		7,386,900

TOTAL COMMON STOCKS (Cost $54,926,171)		59,352,008

INVESTMENT COMPANIES (1.9%)

JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01% (b)	1,146,939	1,146,939
TOTAL INVESTMENT COMPANIES (Cost $1,146,939)		1,146,939

Total Investments (Cost $56,073,110) — 99.6%		60,498,947
Other assets in excess of liabilities — 0.4%		250,459
NET ASSETS — 100.0%		$60,749,406

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of September 30, 2020.

PLC	Public Limited Company

The Fund invested, as a percentage of net assets at value, in the following industries as of September 30, 2020:

Industry	Percentage of Total Net Assets (%)
Financials	16.4
Industrials	14.8
Health Care	13.2
Consumer Staples	11.0
Consumer Discretionary	10.1
Information Technology	8.3
Materials	8.2
Communication Services	5.3
Energy	5.3
Real Estate	2.8
Utilities	2.3
Investment Companies	1.9
Other net assets	0.4
Total	100.0%